Post-Employment and Other Long-Term Employees Benefits - Schedule of Accumulated Benefit Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 974	$ 880
Other Long-Term Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 71	$ 45